Organization and Basis of Presentation (Details 1) - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024	Dec. 31, 2023
Loss attributable to common shareholders	$ (1,683,199)		$ (1,287,995)		$ (3,318,263)		$ (5,451,579)		$ (8,383,453)	$ (8,376,834)
Net loss per common share, basic	$ (0.97)	[1]	$ (1.71)	[1]	$ (1.94)	[1]	$ (7.49)	[1]	$ (0.31)	$ (0.66)
Net loss per common share, diluted	$ (0.97)	[1]	$ (1.71)	[1]	$ (1.94)	[1]	$ (7.49)	[1]	$ (0.31)	$ (0.66)
Previously Reported [Member]
Loss attributable to common shareholders			$ (1,287,995)				$ (5,451,579)
Weighted average common shares outstanding, basic			22,607,618				21,842,422
Weighted average common shares outstanding, fully diluted			22,607,618				21,842,422
Net loss per common share, basic			$ (0.06)				$ (0.25)
Net loss per common share, diluted			$ (0.06)				$ (0.25)
Impact of Reverse Stock Split [Member]
Loss attributable to common shareholders
Weighted average common shares outstanding, basic			(21,854,031)				(21,114,341)
Weighted average common shares outstanding, fully diluted			(21,854,031)				(21,114,341)
Net loss per common share, basic			$ (1.65)				$ (7.24)
Net loss per common share, diluted			$ (1.65)				$ (7.24)
As Revised [Member]
Loss attributable to common shareholders			$ (1,287,995)				$ (5,451,579)
Weighted average common shares outstanding, basic			753,587				728,081
Weighted average common shares outstanding, fully diluted			753,587				728,081
Net loss per common share, basic			$ (1.71)				$ (7.49)
Net loss per common share, diluted			$ (1.71)				$ (7.49)

[1]	Retroactively restated for thirty-for-one share consolidation on May 12, 2025.